UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.9%)

Allegheny County PA Higher Educ. Auth. Rev. (Washington Jefferson College) VRDO	1.940%	3/7/2005	LOC	$ 14,960	$ 14,960
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	1.800%	3/1/2005		64,250	64,250
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	1.870%	3/7/2005	(1)	12,445	12,445
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	1.870%	3/7/2005	(1)	13,500	13,500
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	1.870%	3/7/2005	LOC	7,920	7,920
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) TOB VRDO	1.880%	3/7/2005	(1)*	4,995	4,995
Allegheny County PA IDA Rev. (Western PA School for Blind Children) PUT	1.700%	7/1/2005		10,000	10,000
Berks County PA GO VRDO	1.830%	3/7/2005	(1)	14,000	14,000
Berks County PA IDA (Lutheran Health Care) VRDO	1.860%	3/7/2005	(2)	16,800	16,800
Bethlehem PA Area School Dist. GO TOB VRDO	1.880%	3/7/2005	(3)*	19,800	19,800
Bucks County PA TRAN	3.500%	12/30/2005		35,000	35,401
Central Bucks PA School Dist. VRDO	1.900%	3/7/2005	(3)	11,655	11,655
Chester County PA Health Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	1.830%	3/7/2005		20,000	20,000
Chester County PA Health Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	1.860%	3/7/2005		26,070	26,070
Chester County PA IDA (Archdiocese of Philadelphia) VRDO	1.920%	3/7/2005	LOC	12,000	12,000
Cumberland County PA Muni. Auth. College Rev. (Dickinson College) PUT	2.000%	11/1/2005	LOC	12,675	12,675
Dallastown Area School Dist. York County PA GO VRDO	1.900%	3/7/2005	(3)	20,590	20,590
Daniel Boone PA Area School Dist. GO VRDO	1.860%	3/7/2005	(2)	9,990	9,990
Dauphin County PA General Auth. Hosp. Rev. (Reading Hosp. Medical Center) VRDO	1.830%	3/7/2005		10,725	10,725
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	1.860%	3/7/2005	LOC	17,370	17,370
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	2.030%	3/7/2005	LOC	4,300	4,300
Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	1.730%	3/1/2005		31,355	31,355
Delaware County PA IDA PCR (BP Exploration Oil) VRDO	1.790%	3/1/2005		20,300	20,300
Delaware County PA IDA PCR (BP Exploration Oil) VRDO	1.790%	3/1/2005		10,750	10,750
Delaware County PA IDA PCR (PECO) CP	2.000%	4/5/2005	LOC	15,500	15,500
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.850%	3/7/2005		8,375	8,375
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.850%	3/7/2005		8,235	8,235
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.850%	3/7/2005		42,600	42,600
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.850%	3/7/2005		8,595	8,595
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.900%	3/7/2005		8,700	8,700
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.900%	3/7/2005		17,000	17,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.900%	3/7/2005		23,005	23,005
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.900%	3/7/2005		10,000	10,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.900%	3/7/2005		17,600	17,600
Franklin County PA IDA Healthcare Rev. (Chambersburg Hosp.) VRDO	1.950%	3/7/2005	(2)	6,400	6,400
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.800%	3/1/2005		17,200	17,200
Indiana County PA IDA (Exelon Generation) VRDO	1.880%	3/7/2005	LOC	4,000	4,000
Lehigh County PA General Purpose Hosp. Auth. Rev. (St. Luke's Hosp.) VRDO	1.790%	3/1/2005	LOC	10,045	10,045
Manheim Township PA School Dist. VRDO	1.900%	3/7/2005	(4)	9,000	9,000
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	1.870%	3/7/2005	LOC	7,700	7,700
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	1.870%	3/7/2005	LOC	9,415	9,415
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	1.900%	3/1/2005	LOC	37,800	37,800
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	1.950%	3/1/2005	LOC	5,000	5,000
Northampton County PA General Purpose Auth. Univ. Rev. (Lafayette College)	3.000%	11/21/2005		9,000	9,064
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.830%	3/7/2005		21,780	21,780
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.830%	3/7/2005		7,870	7,870
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.870%	3/7/2005		20,605	20,605
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO	1.830%	3/7/2005		12,085	12,085
Northeastern PA Hosp. Educ. Auth. Rev. (Wilkes Univ.) VRDO	1.850%	3/7/2005	LOC	12,110	12,110
Northeastern PA Hosp. Educ. Auth. Rev. (Wilkes Univ.) VRDO	1.850%	3/7/2005	LOC	3,795	3,795
Pennsbury PA School Dist. TOB VRDO	1.880%	3/7/2005	(3)*	5,110	5,110
Pennsylvania GO	5.125%	5/1/2005	(3)	3,400	3,421
Pennsylvania GO	5.500%	5/1/2005	(3)(Prere.)	8,025	8,204
Pennsylvania GO	5.500%	5/1/2005	(3)(Prere.)	12,000	12,263
Pennsylvania GO	5.500%	6/1/2005		9,395	9,489
Pennsylvania GO	5.000%	9/15/2005		9,050	9,196
Pennsylvania GO	5.250%	10/15/2005		10,400	10,633
Pennsylvania GO	5.000%	11/15/2005	(2)(Prere.)	5,000	5,176
Pennsylvania GO TOB VRDO	1.880%	3/7/2005	(1)*	5,185	5,185
Pennsylvania GO TOB VRDO	1.880%	3/7/2005	(4)*	15,395	15,395
Pennsylvania GO TOB VRDO	1.880%	3/7/2005	(1)*	14,775	14,775
Pennsylvania GO TOB VRDO	1.890%	3/7/2005	*	30,835	30,835
Pennsylvania GO TOB VRDO	1.890%	3/7/2005	(1)*	3,000	3,000
Pennsylvania GO TOB VRDO	1.890%	3/7/2005	(4)*	4,000	4,000
Pennsylvania GO TOB VRDO	1.890%	3/7/2005	*	5,750	5,750
Pennsylvania GO TOB VRDO	1.900%	3/7/2005	*	10,650	10,650
Pennsylvania GO TOB VRDO	1.910%	3/7/2005	(3)*	5,790	5,790
Pennsylvania GO TOB VRDO	1.910%	3/7/2005	(1)*	8,340	8,340
Pennsylvania GO TOB VRDO	1.910%	3/7/2005	(4)*	6,770	6,770
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.880%	3/7/2005	(2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.880%	3/7/2005	(2)	22,800	22,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.880%	3/7/2005	(2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.890%	3/7/2005	(2)	35,700	35,700
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.910%	3/7/2005	(4)	12,900	12,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.950%	3/7/2005	(2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.950%	3/7/2005	(2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.950%	3/7/2005	(4)	43,500	43,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.790%	3/1/2005		11,080	11,080
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.790%	3/1/2005		35,300	35,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.790%	3/1/2005		18,150	18,150
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) PUT	1.870%	3/7/2005	LOC	1,700	1,700
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.860%	3/7/2005	LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.860%	3/7/2005	(1)	20,000	20,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Muhlenberg College) VRDO	1.800%	3/1/2005		14,300	14,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.) VRDO	1.820%	3/7/2005	LOC	4,600	4,600
Pennsylvania Higher Educ. Fac. Auth. Rev. (Rosemont College) PUT	3.250%	11/1/2005	LOC	6,000	6,044
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.) VRDO	1.780%	3/1/2005	LOC	29,775	29,775
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) TOB VRDO	1.880%	3/7/2005	(2)*	14,065	14,065
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.890%	3/7/2005	LOC	68,100	68,100
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.890%	3/7/2005	LOC	53,400	53,400
Pennsylvania Higher Educ. Fac. Auth. Student Housing Rev. (Student Assoc. Inc. Project California Univ. of Pennsylvania) VRDO	1.880%	3/7/2005	LOC	11,990	11,990
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	1.850%	3/7/2005		23,905	23,905
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	1.900%	3/7/2005		10,800	10,800
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.910%	3/7/2005	*	1,660	1,660
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.910%	3/7/2005	*	7,495	7,495
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.910%	3/7/2005	*	8,545	8,545
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.930%	3/7/2005	(4)*	9,440	9,440
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.930%	3/7/2005	*	37,340	37,340
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.930%	3/7/2005	(3)*	7,460	7,460
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.930%	3/7/2005	*	8,145	8,145
Pennsylvania Housing Finance Agency Rev. VRDO	1.850%	3/7/2005		21,500	21,500
Pennsylvania Housing Finance Agency Rev. VRDO	1.850%	3/7/2005		35,445	35,445
Pennsylvania Housing Finance Agency Rev. VRDO	1.900%	3/7/2005		35,220	35,220
Pennsylvania Housing Finance Agency Rev. VRDO	1.900%	3/7/2005		15,000	15,000
Pennsylvania Intergovernmental Cooperation Auth. Rev.	4.000%	6/15/2005	(3)	5,000	5,036
Pennsylvania Intergovernmental Cooperation Auth. Rev.	6.750%	6/15/2005	(3)(Prere.)	10,885	11,037
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	1.870%	3/7/2005	(2)	24,100	24,100
Pennsylvania State Univ. Rev.	5.000%	3/1/2005		6,935	6,935
Pennsylvania State Univ. Rev. VRDO	1.870%	3/7/2005		53,275	53,275
Pennsylvania State Univ. Rev. VRDO	1.870%	3/7/2005		4,700	4,700
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	1.890%	3/7/2005	(1)*	2,600	2,600
Pennsylvania Turnpike Comm. Rev. VRDO	1.800%	3/1/2005		14,200	14,200
Pennsylvania Turnpike Comm. Rev. VRDO	1.800%	3/1/2005		8,300	8,300
Pennsylvania Turnpike Comm. Rev. VRDO	1.860%	3/7/2005		5,500	5,500
Pennsylvania Turnpike Comm. Rev. VRDO	1.860%	3/7/2005		12,800	12,800
Pennsylvania Turnpike Comm. Rev. VRDO	1.860%	3/7/2005		8,600	8,600
Pennsylvania Turnpike Comm. Rev. VRDO	1.860%	3/7/2005		59,420	59,420
Pennsylvania Turnpike Comm. Rev. VRDO	1.860%	3/7/2005		38,065	38,065
Philadelphia PA Auth. IDR (Institute for Cancer Research) VRDO	1.800%	3/1/2005	LOC	3,600	3,600
Philadelphia PA Auth. IDR (Regional Performing Arts Center Project) VRDO	1.870%	3/7/2005	LOC	14,200	14,200
Philadelphia PA GO	5.000%	5/15/2005	(3)	5,000	5,036
Philadelphia PA GO TOB VRDO	1.880%	3/7/2005	(4)*	5,970	5,970
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.780%	3/1/2005		3,300	3,300
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.800%	3/1/2005		22,950	22,950
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.800%	3/1/2005		26,485	26,485
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.800%	3/1/2005	(1)	2,450	2,450
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.800%	3/1/2005	(1)	30,150	30,150
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.800%	3/1/2005		2,800	2,800
Philadelphia PA IDA Rev. (Philadelphia Airport System) TOB VRDO	1.980%	3/7/2005	(3)*	3,380	3,380
Philadelphia PA IDA Rev. VRDO	1.880%	3/7/2005	(4)*	10,275	10,275
Philadelphia PA Muni. Auth. Rev.	4.000%	5/15/2005	(4)	2,500	2,513
Philadelphia PA School Dist. GO	5.500%	9/1/2005	(2)(Prere.)	14,750	15,150
Philadelphia PA School Dist. GO	5.500%	9/1/2005	(2)(Prere.)	4,000	4,108
Philadelphia PA School Dist. GO	5.500%	9/1/2005	(2)(Prere.)	9,330	9,675
Philadelphia PA School Dist. TOB VRDO	1.880%	3/7/2005	(3)*	6,645	6,645
Philadelphia PA School Dist. TOB VRDO	1.880%	3/7/2005	(3)*	5,995	5,995
Philadelphia PA School Dist. TOB VRDO	1.900%	3/7/2005	(3)*	4,995	4,995
Philadelphia PA School Dist. TRAN	3.000%	6/30/2005		20,000	20,091
Philadelphia PA Water Waste Water Rev.	6.750%	8/1/2005	(1)	5,360	5,467
Philadelphia PA Water Waste Water Rev. VRDO	1.840%	3/7/2005	(2)	9,100	9,100
Philadelphia PA Water Waste Water Rev. VRDO	1.850%	3/7/2005	(4)	106,500	106,500
Pittsburgh PA Water Sewer Auth. Rev.	5.600%	9/1/2005	(3)(Prere.)	6,000	6,120
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.880%	3/7/2005	(2)	3,955	3,955
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.880%	3/7/2005	(2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.880%	3/7/2005	(2)	1,800	1,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.880%	3/7/2005	(2)	2,000	2,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.880%	3/7/2005	(2)	13,800	13,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.900%	3/7/2005	(2)	2,800	2,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.900%	3/7/2005	(2)	4,700	4,700
Seneca Valley PA School Dist. GO TOB VRDO	1.880%	3/7/2005	(1)*	23,320	23,320
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	1.790%	3/1/2005	(1)	21,075	21,075
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	1.830%	3/7/2005		30,000	30,000
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	1.860%	3/7/2005		11,200	11,200
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB PUT	1.795%	7/27/2005	(4)*	4,985	4,985
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	1.880%	3/7/2005	(4)*	4,995	4,995
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	1.900%	3/7/2005	(4)*	7,850	7,850
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	1.910%	3/7/2005	(4)*	6,985	6,985
Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation Notes	2.250%	5/2/2005		9,000	9,005
Tredyffrin-Easttown PA School Dist. GO TOB VRDO	1.880%	3/7/2005	*	8,275	8,275
Union County PA Higher Educ. Auth. Rev. (Bucknell Univ.) VRDO	1.830%	3/7/2005		5,385	5,385
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		24,230	24,230
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		30,400	30,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		9,400	9,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		11,400	11,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		12,900	12,900
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		3,865	3,865
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		3,200	3,200
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		8,000	8,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		3,800	3,800
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		4,000	4,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania Asset Notes	3.000%	10/14/2005		26,000	26,228
West Mifflin PA School Dist. GO	5.625%	8/15/2005	(3)(Prere.)	7,000	7,116
York County PA IDA (PECO) CP	2.000%	4/6/2005	LOC	16,440	16,440
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev. TOB PUT	1.880%	10/20/2005	(1)*	10,595	10,551
Puerto Rico Govt. Dev. Bank VRDO	1.780%	3/7/2005	(1)	14,310	14,310
Puerto Rico Highway Transp. Auth. Rev. TOB VRDO	1.860%	3/7/2005	(1)*	7,740	7,740
Puerto Rico Highway Transp. Auth. Rev. TOB VRDO	1.880%	3/7/2005	(1)*	3,500	3,500
Puerto Rico Infrastructure Financing Auth. Special Tax Rev. TOB VRDO	1.860%	3/7/2005	(2)*	6,515	6,515
Puerto Rico Public Finance Corp. TOB VRDO	1.860%	3/7/2005	(2)*	7,015	7,015
Puerto Rico Public Finance Corp. TOB VRDO	1.880%	3/7/2005	(11)*	11,351	11,351
Puerto Rico TRAN	3.000%	7/29/2005		25,000	25,139

TOTAL MUNICIPAL BONDS
(Cost $2,695,774)					2,695,774

OTHER ASSETS AND LIABILITIES — NET (0.1%)					2,271

NET ASSETS (100%)					2,698,045

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of these securities was $377,487,000, representing 14.0% of net assets.

KEY TO ABBREVIATIONS

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Pennsylvania Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Pennsylvania Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Vanguard Pennsylvania Tax-Free Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.